Loans and Related Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 383,904	$ 378,297	$ 377,043
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	332,904	326,119
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,456	30,654
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,970	18,905
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,574	2,619
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	45,802	40,827	34,171
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,826	34,510
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,692	5,104
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,280	1,213
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	140,369	123,711	127,213
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	114,299	100,153
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,928	15,843
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,189	6,726
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	953	989
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	28,403	35,206	26,672
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,470	24,702
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,297	4,044
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,636	6,460
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	146,888	154,905	164,617
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	139,861	144,353
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,551	4,426
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,859	4,496
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	617	1,630
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,398	10,032	6,846
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,360	9,970
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	32	52
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6	10
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,044	13,616	$ 17,524
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,088	12,431
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 956	$ 1,185